Warrants - Predecessor (Details Textual) - USD ($)	1 Months Ended				12 Months Ended
	Apr. 30, 2013	May 31, 2012	Mar. 31, 2012	Oct. 31, 2010	Dec. 31, 2016	Dec. 31, 2015	Apr. 10, 2014	Dec. 31, 2013
Subsidiary, Sale of Stock [Line Items]
Fair value of warrants
Conversion price issuance of convertible debentures							$ 0.25
Change in fair value of warrants					536,671
Hillair Capital Investments Lp [Member]
Subsidiary, Sale of Stock [Line Items]
Fair value of warrants					$ 0
Issuance of convertible debentures					2,604,651
Conversion price issuance of convertible debentures					$ 0.4488
Warrants exercised, description					The warrants may be exercised at any time on or after June 27, 2013 and expire on June 27, 2018.
Merriman Capital Inc [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock price per share					$ 0.43
Fair value of warrants					$ 8,166
Issuance of convertible debentures					52,093
Conversion price issuance of convertible debentures					$ 0.4488
Next View Capital [Member]
Subsidiary, Sale of Stock [Line Items]
Fair value of warrants						$ 0
Issuance of convertible debentures					651,163
Conversion price issuance of convertible debentures								$ 0.23
Another Investor [Member]
Subsidiary, Sale of Stock [Line Items]
Fair value of warrants						0
Issuance of convertible debentures					260,465
Conversion price issuance of convertible debentures								$ 0.23
2014 Exchange Warrants [Member] | Hillair Capital Investments Lp [Member]
Subsidiary, Sale of Stock [Line Items]
Fair value of warrants					$ 0
Issuance of convertible debentures					5,107,200
Conversion price issuance of convertible debentures					$ 0.275
Warrants exercised, description					The 2014 Exchange Warrants may be exercised at any time after April 10, 2014 and expire on April 10, 2019.
Frank Casano [Member] | 2014 Exchange Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Fair value of warrants					$ 0
Issuance of convertible debentures					2,042,880
Conversion price issuance of convertible debentures					$ 0.275
Warrants exercised, description					The 2014 Exchange Warrants may be exercised at any time after April 10, 2014 and expire on April 10, 2019.
Scott Masterson [Member] | 2014 Exchange Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Fair value of warrants					$ 0
Issuance of convertible debentures					510,720
Conversion price issuance of convertible debentures					$ 0.275
Warrants exercised, description					The 2014 Exchange Warrants may be exercised at any time after April 10, 2014 and expire on April 10, 2019.
Convertible Debt [Member] | Merriman Capital Inc [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant to purchase of common stock					18,233
Common stock price per share					$ 0.43
Fair value of warrants					$ 2,858
Issuance of convertible debentures					18,233
Conversion price issuance of convertible debentures					$ 0.4488
Convertible Debt [Member] | Frank Casano [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock price per share	$ 0.25
Fair value of warrants	$ 0
Additional shares of common stock issued	1,792,000
Issuance of convertible debentures	1,041,861
Conversion price issuance of convertible debentures	$ 0.4488
Convertible Debt [Member] | Scott Masterson [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock price per share	$ 0.25
Fair value of warrants	$ 0
Additional shares of common stock issued	448,000
Issuance of convertible debentures	260,465
Conversion price issuance of convertible debentures	$ 0.4488
2014 New Debentures [Member]
Subsidiary, Sale of Stock [Line Items]
Fair value of warrants					$ 0
Issuance of convertible debentures					8,322,000
Conversion price issuance of convertible debentures					$ 0.275
2010 Private Placement [Member] | Ladenburg Thalmann Co Inc [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant to purchase of common stock				1,044,584
Common stock price per share				$ 0.25
Expiration date of warrant				Oct. 28, 2015
Fair value of warrants						0
2012 Private Placement [Member] | Ladenburg Thalmann Co Inc [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant to purchase of common stock		29,700	86,323
Common stock price per share		$ 0.35	$ 0.35
Expiration date of warrant		May 22, 2017	Mar. 27, 2017
Fair value of warrants						$ 0
Additional shares of common stock issued		702,872